Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,008,000
Previously Paid Amount	0.00
Total Fee Amount	691.60
Total Offset Amount	0.00
Net Fee	691.60
Narrative - Max Aggregate Offering Price	$ 5,008,000
Final Prospectus	true